Leases - Summary of Expenses, Relating To Lease Activities In The Consolidated Statements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	€ 10,963	€ 6,857	€ 5,237
Expenses relating to short term leases and leases of low value assets	186	470	202
Lease interest	3,396	1,617	1,014
Total lease expenses	€ 14,545	€ 8,944	€ 6,453